Revenue	12 Months Ended
Dec. 31, 2020
Disclosure of Revenue [Abstract]
Revenue
Note 21 – Revenue

	For the Year Ended December 31,
	2020	2019	2018
	$ Thousands
Revenue from sale of electricity	369,421	356,648	347,167
Revenue from sale of steam	16,204	16,494	16,095
Others	845	331	750
	386,470	373,473	364,012